LIQUIDITY AND ABILITY TO CONTINUE AS A GOING CONCERN (Details Narrative) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	May 31, 2021	Oct. 31, 2020	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Incurred loss											$ 20,300
Accumulated deficit			$ 73,380						$ 73,380		55,623	$ 35,335
Incurred loss			5,434	$ 6,992	$ 5,331	$ 5,453	$ 4,043	$ 3,399	17,756	$ 12,895	20,288	12,057
Net cash provided by (Used in) operating activities									16,587	11,613	15,735	5,680
Liabilities			8,545						8,545		8,150	8,410
Cash and cash equivalents			$ 6,719						6,719		24,030	18,206
Stock issued during period shares initial in public offering		300,000
Stock issued during period value initial public offering										$ 27,930	$ 27,930	$ 22,290
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares initial in public offering											4,000,000.0
Stock issued during period value initial public offering											$ 21,600
Underwritten [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares initial in public offering											4,600,000
Stock issued during period value initial public offering	$ 25,400